Nature of Operations (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Nature of Operations (Details) [Line Items]
Reverse stock split	On March 7, 2024, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect a 1-for-12 reverse stock split with respect to the outstanding shares of the Company’s common stock.	1-for-12
Incorporation date	Oct. 27, 2021
Common Stock [Member]
Nature of Operations (Details) [Line Items]
Reverse stock split		On November 4, 2022, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect a 1-for-1.33 reverse stock split with respect to the outstanding shares of the Company’s common stock.